CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES	12 Months Ended
Jun. 30, 2019
CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES
CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES

5.CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES

The Group makes certain estimates and assumptions regarding the future. Estimates and judgments are continually evaluated based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In the future, actual experience may differ from these estimates and assumptions. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

5.1.  Critical judgments

•Determination of the percentage of equity interest in Rizobacter on June 30,2018 (Note 4.4)

5.2.  Critical estimates

•Estimate of the trade receivables impairment provision (Note 4.2)

•Estimate of the inventory obsolescence allowance (Note 4.3)

•Capitalization and impairment testing of development costs (Notes 4.6 and 6.7)

•Impairment of goodwill (Notes 4.6 and 6.8)

•Recoverability of investments in joint ventures (Note 4.7)

•Fair value of land and buildings (Note 4.8)

•Identification and fair value of identifiable intangible assets arising in a business combination (Note 4.10 y 6.7)

•Fair value of financial liabilities measured at fair value through profit or loss (Note 4.11)

•Share-based payments (Notes 4.20 and 18)

•Recognition and recoverability of deferred tax assets and credit for minimum presumed income tax (Note 4.19 and Note 8)

•Fair value of Warrants (Note 6.16)